Risk management - Schedule of regulatory capital alternative standard (Details) - EUR (€)	Jan. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management [Abstract]
Common Equity Tier I		€ 76,741,000,000	€ 74,202,000,000	€ 72,402,000,000
Share capital	€ 7,912,789,286	8,092,000,000	8,397,000,000	8,670,000,000	€ 8,670,000,000
(-) Treasure shares and own shares financed		(2,847,000,000)	(60,000,000)	(966,000,000)
Share Premium		44,373,000,000	46,273,000,000	47,979,000,000
Reserves		68,721,000,000	62,246,000,000	58,157,000,000
Other retained earnings		(35,038,000,000)	(37,439,000,000)	(34,784,000,000)
Minority interests		6,899,000,000	7,416,000,000	6,736,000,000
Profit net of dividends		8,307,000,000	7,684,000,000	6,394,000,000
Deductions		(21,766,000,000)	(20,315,000,000)	(19,784,000,000)
Goodwill and intangible assets		(17,220,000,000)	(17,182,000,000)	(16,064,000,000)
Others		(4,546,000,000)	(3,133,000,000)	(3,720,000,000)
Additional Tier I		9,002,000,000	8,831,000,000	10,050,000,000
Eligible instruments AT1		8,461,000,000	8,344,000,000	10,102,000,000
AT1-excesses-subsidiaries		541,000,000	487,000,000	(52,000,000)
Tier II		16,497,000,000	14,359,000,000	14,865,000,000
Eligible instruments T2		17,101,000,000	14,770,000,000	15,424,000,000
Excess IRB provision on PE		76,000,000	0	75,000,000
T2-excesses - subsidiaries		(680,000,000)	(411,000,000)	(634,000,000)
Total eligible capital		€ 102,240,000,000	€ 97,392,000,000	€ 97,317,000,000